Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 17 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivable and accounts payable, approximate their respective fair values due to the short-term nature of such instruments. The Company measures certain financial instruments at fair value on a recurring basis, including certain convertible notes payable and related party loans, which were extinguished and reissued and are therefore subject to fair value measurement, derivative financial instruments arising from conversion features embedded in convertible promissory notes for which the conversion rate was not fixed, and equity-class. All financial instruments carried at fair value fall within Level 3 of the fair value hierarchy as their value is based on unobservable inputs. The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made.

The following table summarizes the conclusions reached regarding fair value measurements as of September 30, 2025 and December 31, 2024:

	As of September 30, 2025				As of December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Contingent sale consideration receivable	$—	$—	$1,463,518	$1,463,518	$—	$—	$1,463,163	$1,463,163
Liabilities:
Derivative financial instruments	—	—	75,732	75,732	—	—	—	—
Convertible notes payable to related party	—	—	4,235,519	4,235,519	—	—	671,025	671,025
	$—	$—	$4,311,251	$4,311,251	$—	$—	$671,025	$671,025

Certain notes payable to a related party carried at fair value and contingent acquisition consideration payable are each Level 3 financial instrument that are measured at fair value on a recurring basis. Gains (losses) from the change in fair value of Level 3 financial instruments during the three and nine months ended September 30, 2025 and 2024 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024

Change in fair value of debt	$(197,939)	$65,344	$(352,627)	$93,244
Contingent acquisition consideration payable	—	1,478	—	2,189
Change in fair value of derivative financial instruments	$(48,494)	$—	$(2,762)	$—

Total	$(246,433)	$66,822	$(355,389)	$95,433

NOTE 17 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivable and accounts payable, approximate their respective fair values due to the short-term nature of such instruments. The Company measures certain financial instruments at fair value on a recurring basis, including certain convertible notes payable and related party loans, which were extinguished and reissued and are therefore subject to fair value measurement, derivative financial instruments arising from conversion features embedded in convertible promissory notes for which the conversion rate was not fixed, and equity-class. All financial instruments carried at fair value fall within Level 3 of the fair value hierarchy as their value is based on unobservable inputs. The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made.

The following table summarizes the conclusions reached regarding fair value measurements as of December 31, 2024 and 2023:

	As of December 31, 2024						As of December 31, 2023
	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
Assets:
Contingent sale consideration receivable	$	---	$	---	$1,463,518	$1,463,518	$	---	$	---	$1,663,163	$1,663,163
Liabilities:
Contingent acquisition consideration payable		---		---	---	---		---		---	2,189	2,189
Convertible notes payable to related party		---		---	671,025	671,025		---		---	---	---
	$	---	$	---	$671,025	$671,025	$	---	$	---	$2,189	$2,189

Certain notes payable to a related party carried at fair value and contingent acquisition consideration payable are each Level 3 financial instrument that are measured at fair value on a recurring basis. Gains (losses) from the change in fair value of Level 3 financial instruments during the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
	2024	2023

Change in fair value of debt	$84,109	$	---
Change in fair value of contingent acquisition consideration payable	$2,189	$	---
Total gains	$86,298	$	---